Derivatives Instruments (Changes in Realized and Unrealized Gains (Losses) with Respect to Derivatives Receiving Regulatory Deferral) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Derivative Instruments, Gain (Loss) [Line Items]
Unrealized gain (loss) on derivatives receiving regulatory deferral	$ (206)	$ (404)
FX forwards
Derivative Instruments, Gain (Loss) [Line Items]
Realized (gain) loss on derivatives receiving regulatory deferral	(24)	3
Regulatory deferral | Physical natural gas purchases
Derivative Instruments, Gain (Loss) [Line Items]
Total change derivative instruments on derivatives receiving regulatory deferral	(36)	88
Regulatory deferral | Physical natural gas purchases | Regulatory Assets
Derivative Instruments, Gain (Loss) [Line Items]
Unrealized gain (loss) on derivatives receiving regulatory deferral	0	9
Realized (gain) loss on derivatives receiving regulatory deferral	0	0
Regulatory deferral | Physical natural gas purchases | Regulatory Liabilities
Derivative Instruments, Gain (Loss) [Line Items]
Unrealized gain (loss) on derivatives receiving regulatory deferral	16	(3)
Realized (gain) loss on derivatives receiving regulatory deferral	0	0
Regulatory deferral | Physical natural gas purchases | Inventory
Derivative Instruments, Gain (Loss) [Line Items]
Realized (gain) loss on derivatives receiving regulatory deferral	0	0
Regulatory deferral | Physical natural gas purchases | Regulated fuel for generation and purchased
Derivative Instruments, Gain (Loss) [Line Items]
Realized (gain) loss on derivatives receiving regulatory deferral	(64)	0
Regulatory deferral | Commodity swaps and forwards
Derivative Instruments, Gain (Loss) [Line Items]
Total change derivative instruments on derivatives receiving regulatory deferral	14	161
Regulatory deferral | Commodity swaps and forwards | Regulatory Assets
Derivative Instruments, Gain (Loss) [Line Items]
Unrealized gain (loss) on derivatives receiving regulatory deferral	(69)	0
Realized (gain) loss on derivatives receiving regulatory deferral	48	0
Regulatory deferral | Commodity swaps and forwards | Regulatory Liabilities
Derivative Instruments, Gain (Loss) [Line Items]
Unrealized gain (loss) on derivatives receiving regulatory deferral	28	88
Realized (gain) loss on derivatives receiving regulatory deferral	(41)	(3)
Regulatory deferral | Commodity swaps and forwards | Inventory
Derivative Instruments, Gain (Loss) [Line Items]
Realized (gain) loss on derivatives receiving regulatory deferral	(121)	(8)
Regulatory deferral | Commodity swaps and forwards | Regulated fuel for generation and purchased
Derivative Instruments, Gain (Loss) [Line Items]
Realized (gain) loss on derivatives receiving regulatory deferral	(146)	(39)
Regulatory deferral | FX forwards
Derivative Instruments, Gain (Loss) [Line Items]
Total change derivative instruments on derivatives receiving regulatory deferral	18	16
Regulatory deferral | FX forwards | Regulatory Assets
Derivative Instruments, Gain (Loss) [Line Items]
Unrealized gain (loss) on derivatives receiving regulatory deferral	1	(7)
Realized (gain) loss on derivatives receiving regulatory deferral	0	0
Regulatory deferral | FX forwards | Regulatory Liabilities
Derivative Instruments, Gain (Loss) [Line Items]
Unrealized gain (loss) on derivatives receiving regulatory deferral	343	218
Realized (gain) loss on derivatives receiving regulatory deferral	0	0
Regulatory deferral | FX forwards | Inventory
Derivative Instruments, Gain (Loss) [Line Items]
Realized (gain) loss on derivatives receiving regulatory deferral	1	5
Regulatory deferral | FX forwards | Regulated fuel for generation and purchased
Derivative Instruments, Gain (Loss) [Line Items]
Realized (gain) loss on derivatives receiving regulatory deferral	$ 0	$ 5